UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03189

Name of Fund: BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 55 East 52nd
Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2010

Date of reporting period: 10/31/2009

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Summit Cash

Reserves Fund

Of BlackRock Financial Institutions Series Trust

SEMI–ANNUAL REPORT

OCTOBER 31, 2009 | (UNAUDITED)

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

Dear Shareholder

Over the past 12 months, we have witnessed a seismic shift in market sentiment — from fear and pessimism during the worst economic decline and crisis of confidence in financial markets since The Great Depression to increasing optimism amid emerging signs of recovery. The period began in the midst of an intense deterioration in global economic activity and financial markets in the final months of 2008 and the early months of 2009. The collapse of confidence resulted in massive government policy intervention on a global scale in the financial system and the economy. The tide turned dramatically in March 2009, however, on the back of new US government initiatives, as well as better-than-expected economic data and upside surprises in corporate earnings.

Not surprisingly, global equity markets endured extreme volatility over the past 12 months, starting with steep declines and heightened risk aversion in the early part of the reporting period, which eventually gave way to an impressive rally that began in March. Although there have been fits and starts along the way and a few modest corrections, the new bull market has pushed all major US indices well into positive territory for 2009. The experience in international markets was similar to that in the United States. In particular, emerging markets (which were less affected by the global credit crunch and are experiencing faster economic growth rates when compared to the developed world) have posted impressive gains since the rally began.

In fixed income markets, the flight-to-safety premium in Treasury securities prevailed during the equity market downturn, which drove yields sharply lower, but concerns about deficit spending, debt issuance, inflation and dollar weakness have kept Treasury yields range bound in recent months. As economic and market conditions began to improve in early 2009, near-zero interest rates on risk-free assets prompted many investors to reallocate money from cash investments into higher-yielding and riskier non-Treasury assets. The high yield sector was the greatest beneficiary of this move, having decisively outpaced all other taxable asset classes since the start of 2009. Similarly, the municipal bond market is on pace for its best per-
formance year ever in 2009, following one of its worst years in 2008. Investor demand remains strong for munis, helping to create a highly favorable technical backdrop. Municipal bond mutual funds are seeing record inflows, reflecting the renewed investor interest in the asset class.

As a result of the rebound in sentiment and global market conditions, most major benchmark indexes are now in positive territory for both the
6- and 12-month periods.

Total Returns as of October 31, 2009	6-month	12-month
US equities (S&P 500 Index)	20.04%	9.80%
Small cap US equities (Russell 2000 Index)	16.21	6.46
International equities (MSCI Europe, Australasia, Far East Index)	31.18	27.71
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index*)	(0.79)	8.12
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	5.61	13.79
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.99	13.60
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	27.72	48.65
* Formerly a Merrill Lynch index.
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment has visibly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit the most recent issue of our award-winning Shareholder® magazine at www.blackrock.com/shareholdermagazine. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Announcement to Shareholders

On December 1, 2009, BlackRock, Inc. and Barclays Global Investors, N.A. combined to form one of the world’s preeminent investment management firms. The new company, operating under the BlackRock name, manages $3.19 trillion in assets** and offers clients worldwide a full complement of active management, enhanced and index investment strategies and products, including individual and institutional separate accounts, mutual funds and other pooled investment vehicles, and the industry-leading iShares platform of exchange traded funds.

** Data is as of September 30, 2009, is subject to change, and is based on a pro forma estimate of assets under management and other data at BlackRock, Inc.
and Barclays Global Investors.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Fund Information as of October 31, 2009
Yields			Portfolio Composition
	7-Day	7-Day		Percent of
	SEC Yields	Yields		Net Assets
Investor A	0.00%	0.08%	Certificates of Deposit	36%
Investor B	0.00%	0.08%	Commercial Paper	35
			U.S. Government Sponsored Agency Obligations	13
The 7-Day SEC Yields shown above may differ from the 7-Day Yields shown due to			Corporate Notes	7
the fact that the 7-Day SEC Yields exclude distributed capital gains.			U.S. Treasury Obligations	7
Past performance is not indicative of future results.			Municipal Bonds	2
			Total	100%

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses.
The expense example below (which is based on a hypothetical investment of $1,000 invested on May 1, 2009 and held through October 31,
2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses
Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	May 1, 2009	October 31, 2009	During the Period[1]	May 1, 2009	October 31, 2009	During the Period[1]
Investor A	$1,000	$1,000.20	$3.08	$1,000	$1,022.12	$3.11
Investor B	$1,000	$1,000.20	$3.13	$1,000	$1,022.07	$3.16
[1] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.61% for Investor A and 0.62% for Investor B), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
4	BLACKROCK SUMMIT CASH RESERVES FUND			OCTOBER 31, 2009

Schedule of Investments October 31, 2009 (Unaudited)			(Percentages shown are based on Net Assets)
	Par				Par
Certificates of Deposit	(000)	Value	Commercial Paper (d) (concluded)		(000)	Value
Certificates of Deposit — Yankee (a)			BPCE SA, 0.27%, 1/11/10		$1,000	$ 999,475
Abbey National Treasury Services Plc, 0.53%,			Banco Bilbao Vizcaya Argentaria SA, London, 1.00%,
7/20/10 (b)	$ 870	$ 870,000	11/13/09		1,200	1,199,633
BNP Paribas, NY:			Barton Capital Corp.:
0.55%, 12/04/09	1,000	1,000,000	0.23%, 1/14/10		247	246,885
0.45%, 1/19/10	1,800	1,800,000	0.26%, 2/04/10		800	799,457
Banco Bilbao Vizcaya Argentaria SA, NY:			0.25%, 2/11/10		1,000	999,299
0.26%, 12/03/09	1,000	1,000,004	Clipper Receivables Co. LLC, 0.28%, 1/21/10		1,000	999,378
0.28%, 1/25/10	1,000	1,000,012	Danske Corp., Guaranteed:
Bank of Nova Scotia, Houston:			0.76%, 11/02/09		1,000	1,000,000
0.21%, 1/14/10	1,000	1,000,000	0.25%, 12/01/09		1,000	999,799
0.30%, 4/01/10	1,000	1,000,000	DnB NOR Bank ASA:
Barclays Bank Plc, NY:			0.25%, 12/30/09		900	899,637
0.33%, 11/09/09	1,000	1,000,000	0.44%, 1/15/10		1,000	999,096
0.65%, 2/26/10	1,000	1,000,000	Erasmus Capital Corp.:
0.57%, 3/24/10	1,000	1,000,000	0.24%, 11/16/09		1,200	1,199,888
Dexia Credit Local, NY, Guaranteed:			0.30%, 1/05/10		1,000	999,467
0.53%, 11/17/09 (c)	1,500	1,500,000	Galleon Capital LLC, 0.21%, 11/10/09		800	799,963
0.30%, 11/23/09	1,000	1,000,000	JPMorgan Funding, Inc., 0.28%, 11/13/09		1,000	999,914
DnB NOR Bank ASA, NY:			Mont Blanc Capital Corp.:
0.76%, 11/23/09	1,000	1,000,064	0.12%, 11/02/09		2,082	2,082,000
0.67%, 12/10/09	775	775,000	0.26%, 12/08/09		1,000	999,740
Fortis Bank SA/NV, NY, 0.29%, 2/16/10	1,000	1,000,000	0.27%, 12/14/09		1,000	999,685
Intesa Sanpaolo SpA, NY, 0.56%, 12/16/09	1,000	1,000,000	Nieuw Amsterdam Receivables Corp.:
Lloyd’s TSB Bank Plc, NY:			0.32%, 11/17/09		500	499,933
0.42%, 11/04/09	1,000	1,000,000	0.28%, 1/08/10		1,300	1,299,322
0.25%, 1/22/10	1,000	1,000,000	Nordea Bank North America, Inc./DE:
Royal Bank of Scotland Plc, CT:			0.24%, 12/17/09		1,000	999,700
0.35%, 12/04/09	1,000	1,000,000	0.23%, 1/25/10		1,200	1,199,356
0.32%, 12/21/09	1,000	1,000,000	Rabobank USA Financial Corp., 0.39%, 1/14/10		1,000	999,209
0.30%, 12/30/09	1,000	1,000,000	Santander Central Hispano Finance (Delaware), Inc.,
RaboBank Nederland NV, NY, 0.48%, 5/04/10 (b)	1,500	1,500,000	0.75%, 12/09/09		1,000	999,229
Societe Generale, NY:			Scaldis Capital LLC:
0.50%, 12/30/09	1,000	1,000,000	0.35%, 11/02/09		1,000	1,000,000
0.44%, 1/11/10	1,000	1,000,000	0.25%, 11/05/09		1,000	999,979
Svenska Handelsbanken, NY (b):			Societe Generale North America, Inc.:
0.62%, 11/30/09	1,100	1,100,004	0.73%, 11/06/09		1,000	999,919
0.57%, 12/14/09	1,000	1,000,012	0.58%, 12/11/09		1,000	999,377
UBS AG, Stamford:			Solitaire Funding LLC, 0.28%, 11/24/09		1,138	1,137,805
0.57%, 11/03/09	1,000	1,000,000	Straight-A Funding, LLC, 0.23%, 12/09/09		1,000	999,764
0.36%, 1/06/10	1,000	1,000,000	Total Commercial Paper — 34.9%			32,155,952
0.35%, 1/15/10	1,000	1,000,000
0.27%, 2/09/10	1,000	1,000,000
UniCredito Italiano Bank (Ireland) Plc, NY, 0.45%, 1/29/10	600	600,000	Corporate Notes
Westpac Banking Corp., NY (b):
0.30%, 10/19/10	500	500,000	Commonwealth Bank of Australia, 0.30%, 11/22/10 (b)(e)		500	500,000
0.31%, 10/21/10	570	570,000	HSBC Bank Middle East Ltd., 0.48%, 4/22/10 (b)		1,000	1,000,000
Total Certificates of Deposit — 36.0%		33,215,096	KBC Bank NV, NY, 0.71%, 12/01/09 (c)		660	660,000
			Procter & Gamble International Funding SCA, 0.48%,
			5/07/10 (b)		3,000	3,000,000
Commercial Paper (d)			Rabobank Nederland NV, 0.28%, 1/07/10 (c)(e)		1,400	1,400,000
			Total Corporate Notes — 7.1%			6,560,000
ANZ National International Ltd., 0.32%, 1/25/10	800	799,403
Antalis U.S. Funding Corp., 0.21%, 11/18/09	1,000	999,907
Atlantis One Funding Corp., 0.26%, 12/09/09	1,000	999,733
Portfolio Abbreviations
To simplify the listings of the portfolio holdings in the Schedule of Investments, the			FSA	Financial Security Assurance Inc.
names and descriptions of many of the securities have been abbreviated according			RB	Revenue Bonds
to the following list:			VRDN	Variable Rate Demand Notes
See Notes to Financial Statements.
BLACKROCK SUMMIT CASH RESERVES FUND			OCTOBER 31, 2009			5

Schedule of Investments (concluded)				(Percentages shown are based on Net Assets)
	Par
Municipal Bonds (c)	(000)	Value
Massachusetts Bay Transportation Authority, Refunding			•	Fair Value Measurements — Various inputs are used in determining the fair value
RB, VRDN, 0.30%, 11/09/09	$ 800	$ 800,000		of investments, which are as follows:
Metropolitan Transportation Authority, Refunding RB,				• Level 1 — price quotations in active markets/exchanges for identical assets
VRDN, Series D-1 (FSA), 0.30%, 11/09/09	500	500,000		and liabilities
Triborough Bridge & Tunnel Authority, New York, RB, VRDN,
General, Series B, 0.24%, 11/09/09	800	800,000		• Level 2 — other observable inputs (including, but not limited to: quoted prices
				for similar assets or liabilities in markets that are active, quoted prices for
Total Municipal Bonds — 2.3%		2,100,000		identical or similar assets or liabilities in markets that are not active, inputs
				other than quoted prices that are observable for the assets or liabilities (such
				as interest rates, yield curves, volatilities, prepayment speeds, loss severities,
U.S. Government Sponsored Agency Obligations				credit risks and default rates) or other market-corroborated inputs)
Fannie Mae Variable Rate Notes (b):				• Level 3 — unobservable inputs based on the best information available in the
0.42%, 8/05/10	700	699,807		circumstances, to the extent observable inputs are not available (including the
0.33%, 5/13/11	1,000	1,000,290		Fund’s own assumptions used in determining the fair value of investments)
Federal Home Loan Bank Variable Rate Notes (b):				The inputs or methodology used for valuing securities are not necessarily an indi-
0.67%, 2/05/10	765	765,000		cation of the risk associated with investing in those securities. For information
0.76%, 2/26/10	765	765,000		about the Fund’s policy regarding valuation of investments and other significant
0.13%, 7/09/10	1,505	1,504,794		accounting policies, please refer to Note 1 of the Notes to Financial Statements.
0.23%, 10/08/10	900	899,748
Freddie Mac Variable Rate Notes (b):				The following table summarizes the inputs used as of October 31, 2009 in
0.18%, 7/14/10	500	499,878		determining the fair valuation of the Fund’s investments:
0.39%, 8/24/10	610	610,021
				Valuation	Investments in
0.31%, 9/03/10	400	399,933
				Inputs	Securities
0.31%, 2/14/11	2,880	2,879,420
0.35%, 5/05/11	2,000	1,999,092			Assets
Total U.S. Government Sponsored Agency Obligations — 13.1%		12,022,983		Level 1	—
				Level 2[1]	$ 92,587,958
				Level 3	—
U.S. Treasury Obligations (d)				Total	$ 92,587,958
U.S. Treasury Bills:				[1] See above Schedule of Investments for values in each security type.
0.19%, 3/25/10	1,000	999,265
0.55%, 7/01/10	1,100	1,095,987
0.31% – 0.39%, 7/15/10	3,800	3,790,593
0.47%, 7/29/10	250	249,122
0.32%, 8/26/10	400	398,960
Total U.S. Treasury Obligations — 7.1%		6,533,927
Total Investments (Cost — $92,587,958*) — 100.5%		92,587,958
Liabilities in Excess of Other Assets — (0.5)%		(421,719)
Net Assets — 100.0%		$ 92,166,239
* Cost for federal income tax purposes.
(a) Issuer is a branch of foreign domiciled bank.
(b) Variable rate security. Rate shown is as of report date.
(c) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d) Rates shown are the discount rates or range of discount rates paid at the time of purchase.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to quali-
fied institutional investors.
See Notes to Financial Statements.
6	BLACKROCK SUMMIT CASH RESERVES FUND			OCTOBER 31, 2009

Statement of Assets and Liabilities
October 31, 2009 (Unaudited)
Assets
Investments at value — unaffiliated (cost — $92,587,958)		$ 92,587,958
Cash		399,462
Capital shares sold receivable		466,973
Interest receivable		44,387
Receivable from advisor		13,722
Prepaid expenses		18,302
Total assets		93,530,804
Liabilities
Capital shares redeemed payable		931,232
Investments purchased payable		398,950
Investment advisory fees payable		14,368
Income dividends payable		5,847
Other affiliates payable		2,683
Officer’s and Trustees’ fees payable		32
Distribution fees payable		29
Other accrued expenses payable		11,424
Total liabilities.		1,364,565
Net Assets		$ 92,166,239
Net Assets Consist of
Paid-in capital		$ 92,154,421
Undistributed net investment income		10,629
Undistributed net realized gain		1,189
Net Assets		$ 92,166,239
Net Asset Value
Investor A — Based on net assets of $55,957,079 and 55,949,883 shares outstanding, unlimited number of shares authorized, $0.10 par value		$ 1.00
Investor B — Based on net assets of $36,209,160 and 36,204,539 shares outstanding, unlimited number of shares authorized, $0.10 par value		$ 1.00
See Notes to Financial Statements.
BLACKROCK SUMMIT CASH RESERVES FUND	OCTOBER 31, 2009	7

Statement of Operations
Six Months Ended October 31, 2009 (Unaudited)
Investment Income
Interest			$ 347,478
Expenses
Investment advisory			270,894
Distribution fees — Investor B			162,306
Professional			34,559
Accounting services			33,539
Transfer agent — Investor A			28,908
Transfer agent — Investor B			23,074
Printing			25,433
Registration			14,945
Federal insurance			14,230
Custodian			11,397
Officer and Trustees			8,693
Miscellaneous			8,878
Total expenses			636,856
Less distribution fees reimbursed — Investor B			(161,061)
Less fees waived by advisor			(101,118)
Less other expenses reimbursed			(43,459)
Total expenses after fees waived and reimbursed			331,218
Net investment income			16,260
Realized Gain
Net realized gain on investments			1,189
Net Increase in Net Assets Resulting from Operations			$ 17,449
See Notes to Financial Statements.
8	BLACKROCK SUMMIT CASH RESERVES FUND	OCTOBER 31, 2009

Statements of Changes in Net Assets
	Six Months
	Ended	Period	Year Ended
	October 31, 2009	June 1, 2008 to	May 31,
Increase (Decrease) in Net Assets:	(Unaudited)	April 30, 2009	2008
Operations
Net investment income	$ 16,260	$ 1,301,835	$ 2,198,002
Net realized gain	1,189	14,262	3,030
Net increase in net assets resulting from operations	17,449	1,316,097	2,201,032
Dividends to Shareholders From
Net investment income:
Investor A	(14,876)	(978,269)	(1,509,995)
Investor B	(7,992)	(323,566)	(688,007)
Decrease in net assets resulting from dividends to shareholders	(22,868)	(1,301,835)	(2,198,002)
Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(38,099,360)	66,766,453	2,903,853
Net Assets
Total increase (decrease) in net assets	(38,104,779)	66,780,715	2,906,883
Beginning of period	130,271,018	63,490,303	60,583,420
End of period	$ 92,166,239	$ 130,271,018	$ 63,490,303
Undistributed net investment income	$ 10,629	$ 17,237	$ 2,975
See Notes to Financial Statements.
BLACKROCK SUMMIT CASH RESERVES FUND	OCTOBER 31, 2009		9

Financial Highlights
				Investor A
	Six Months
	Ended	Period
	October 31,	June 1, 2008
	2009	to April 30,		Year Ended May 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0002	0.0138	0.0382	0.0433	0.0312	0.0130	0.0050
Net realized and unrealized gain (loss)	—	—	0.0001	0.0008	0.0000	(0.0006)	(0.0003)
Net increase from investment operations	0.0002	0.0138	0.0383	0.0441	0.0312	0.0124	0.0047
Dividends and distributions from:
Net investment income	(0.0002)	(0.0138)	(0.0382)	(0.0433)	(0.0312)	(0.0130)	(0.0050)
Net realized gain	—	—	—	(0.0000)	(0.0000)	(0.0000)	(0.0001)
Total dividends and distributions	(0.0002)	(0.0138)	(0.0382)	(0.0433)	(0.0312)	(0.0130)	(0.0051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.02%[2]	1.39%[2]	3.88%	4.42%	3.17%	1.30%	0.51%
Ratios to Average Net Assets
Total expenses	0.87%[3]	0.82%[3]	0.93%	0.91%	0.88%	0.77%	0.75%
Total expenses after fees waived and reimbursed	0.61%[3]	0.81%[3]	0.93%	0.91%	0.88%	0.77%	0.67%
Net investment income	0.03%[3]	1.48%[3]	3.73%	4.33%	3.07%	1.26%	0.51%
Supplemental Data
Net assets, end of period (000)	$ 55,957	$ 78,659	$ 43,021	$ 36,506	$ 35,333	$ 47,370	$ 59,300
[1] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2] Aggregate total investment return.
[3] Annualized.
See Notes to Financial Statements.
10	BLACKROCK SUMMIT CASH RESERVES FUND			OCTOBER 31, 2009

Financial Highlights (concluded)
				Investor B
	Six Months
	Ended	Period
	October 31,	June 1, 2008
	2009	to April 30,		Year Ended May 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0002	0.0082	0.0301	0.0355	0.0235	0.0060	0.0011
Net realized and unrealized gain (loss)	—	—	0.0000	0.0014	0.0000	(0.0007)	(0.0002)
Net increase from investment operations	0.0002	0.0082	0.0301	0.0369	0.0235	0.0053	0.0009
Dividends and distributions from:
Net investment income	(0.0002)	(0.0082)	(0.0301)	(0.0355)	(0.0235)	(0.0060)	(0.0011)
Net realized gain	—	—	—	(0.0000)	(0.0000)	(0.0000)	(0.0001)
Total dividends and distributions	(0.0002)	(0.0082)	(0.0301)	(0.0355)	(0.0235)	(0.0060)	(0.0012)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.02%[2]	0.83%[2]	3.05%	3.61%	2.38%	0.61%	0.12%
Ratios to Average Net Assets
Total expenses	1.64%[3]	1.59%[3]	1.73%	1.69%	1.64%	1.54%	1.51%
Total expenses after fees waived and reimbursed	0.62%[3]	1.37%[3]	1.73%	1.69%	1.64%	1.45%	1.06%
Net investment income	0.02%[3]	0.81%[3]	3.01%	3.54%	2.28%	0.53%	0.12%
Supplemental Data
Net assets, end of period (000)	$ 36,209	$ 51,612	$ 20,470	$ 24,078	$ 33,312	$ 49,934	$ 84,630
[1] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2] Aggregate total investment return.
[3] Annualized.
See Notes to Financial Statements.
BLACKROCK SUMMIT CASH RESERVES FUND					OCTOBER 31, 2009			11

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Summit Cash Reserves Fund (the “Fund”) of BlackRock
Financial Institutions Series Trust (the “Trust”), is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company, which com-
prises a series of separate portfolios offering separate classes of shares to select groups of purchasers. The Trust is organized as a Massachusetts business trust. The Fund is currently the only operating series of the Trust.
The Fund’s financial statements are prepared in conformity with account-
ing principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Both classes of shares have equal vot-
ing, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Investor B Shares bear certain expenses related to the distri-
bution of such shares.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: Fund investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. The
Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities. Income and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends from net invest-
ment income are declared and reinvested daily and paid monthly. Distri-
butions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment com-
panies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund’s US federal tax returns remains open for each of the three years ended May 31, 2008 and the period ended April 30, 2009.

The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board for transfers of financial assets. This guidance is intended to improve the relevance, rep-
resentational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, finan-
cial performance, and cash flows; and a transferor’s continuing involve-
ment, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited.
The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Fund’s finan-
cial statements and disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among the funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America
Corporation (“BAC”) are the largest stockholders of BlackRock, Inc.
(“BlackRock”). Due to the ownership structure, PNC is an affiliate for
1940 Act purposes, but BAC is not.

The Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.50% of the average daily value of the Fund’s net assets.

The Manager has entered into a separate sub-advisory agreement with
BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager, under which the Manager pays BIMC for services it pro-
vides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

12 BLACKROCK SUMMIT CASH RESERVES FUND OCTOBER 31, 2009

Notes to Financial Statements (continued)

For the six months ended October 31, 2009, the Fund reimbursed the
Manager $1,174 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Fund has entered into a Distribution Agreement and Distribution
Plan (the “Distribution Plan”) with BlackRock Investments, LLC (“BRIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL a distribution fee. The fee is accrued daily and paid monthly at the annual rate of
0.75% of the Fund’s average daily net assets attributable to Investor B
Shares sold by BRIL.

The Manager and BRIL voluntarily agreed to waive a portion of their respective investment advisory and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of net investment income. These amounts are shown as fees waived by advisor, distribution fees reimbursed — Investor B and other expenses reimbursed in the Statement of Operations. The Manager or BRIL may
discontinue this waiver or reimbursement at any time.

For the six months ended October 31, 2009, affiliates received con-
tingent deferred sales charges (“CDSC”) of $18,695 relating to trans-
actions in Investor B Shares. Furthermore, affiliates received CDSCs of
$4,239 relating to transactions subject to front-end sales charge waivers in Investor A Shares. Although the Fund’s shares are not subject to a
CDSC, Fund shares received pursuant to an exchange from a fund that does impose a CDSC may be subject to a CDSC upon redemption.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes.
Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mail-
ing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, record keeping, sub-transfer agency and other adminis-
trative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account,

which will vary depending on share class. For the six months ended
October 31, 2009, the Fund paid $3,326 in return for these services, which are included in transfer agent — class specific in the Statement of Operations.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the six months ended October 31, 2009, the Fund reimbursed the Manager the following amounts for costs incurred run-
ning the call center, which are included in transfer agent in the
Statement of Operations.

Investor A	$ 634
Investor B	$ 402

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for com-
pensation paid to the Fund’s Chief Compliance Officer.

3. Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the
Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

4. Federal Insurance:

The Fund participated in the US Treasury Department’s Temporary
Guarantee Program for Money Market Funds (the “Program”). As a
result of the Fund’s participation in the Program, in the event the Fund’s net asset value fell below $0.995 per share, shareholders in the Fund would have federal insurance of $1.00 per share up to the lesser of shareholders’ balances in the Fund as of the close of business on
September 19, 2008, or the remaining balances of such shareholder accounts as of the date the guarantee is triggered. Any increase in the

BLACKROCK SUMMIT CASH RESERVES FUND OCTOBER 31, 2009 13

Notes to Financial Statements (concluded)

number of shares in a shareholder’s balance after the close of business on September 19, 2008 and any future investments after a shareholder had closed their account would not be guaranteed. As a participant of the Program, which expired September 18, 2009, the Fund paid a par-
ticipation fee of 0.03% for the period December 19, 2008 through
September 18, 2009 of the Fund’s shares outstanding value as of
September 19, 2008. The participation fee for the period May 1, 2009 to September 18, 2009 is included in federal insurance in the
Statement of Operations.

5. Capital Share Transactions:

The number of shares sold, reinvested and redeemed correspond to the net proceeds from the sale of shares, reinvestment of dividends and cost of shares redeemed, respectively, since shares are sold and redeemed at
$1.00 per share.

Transactions in capital shares for each class were as follows:

	Six Months	Period
	Ended	June 1, 2008	Year Ended
	October 31,	to April 30,	May 31,
	2009	2009	2008
Investor A
Shares sold	26,658,038	111,382,205	39,601,406
Shares issued to shareholders in
reinvestment of dividends	794	20,992	53,712
Total issued	26,658,832	111,403,197	39,655,118
Shares redeemed	(49,357,285)	(75,773,503)	(33,142,297)
Net increase (decrease)	(22,698,453)	35,629,694	6,512,821
Investor B
Shares sold	7,627,551	67,486,275	20,434,491
Shares issued to shareholders in
reinvestment of dividends	454	14,325	43,095
Total issued	7,628,005	67,500,600	20,477,586
Shares redeemed	(23,028,912)	(36,363,841)	(24,086,554)
Net increase (decrease)	(15,400,907)	31,136,759	(3,608,968)

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the
Fund through December 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

14 BLACKROCK SUMMIT CASH RESERVES FUND OCTOBER 31, 2009

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Financial Institutions
Series Trust (the “Trust”) met on April 16, 2009 and May 21 – 22, 2009
to consider the approval of the Trust’s investment advisory agreement
(the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manag-
er”), the Trust’s investment advisor, with respect to BlackRock Summit
Cash Reserves Fund, a series of the Trust (the “Fund”). The Board also considered the approval of the sub-advisory agreement (the “Sub-
Advisory Agreement”) between the Manager and BlackRock Institutional
Management Corporation (the “Sub-Advisor”) with respect to the Fund.
The Manager and the Sub-Advisor are referred to herein as “BlackRock.”
The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board of the Trust consists of thirteen individuals, eleven of whom are not “interested persons” of the Trust as defined in the Investment
Company Act of 1940, as amended (the “1940 Act”) (the “Independent
Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent
Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each
Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Comm-
ittee, a Compliance Committee, a Performance Oversight and Contract
Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which has one interested Board Member) and is chaired by Independent
Board Members.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of
BlackRock and its affiliates, including investment management, admin-
istrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

Throughout the year, the Board, acting directly and through its commit-
tees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its share-
holders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any out performance or underperformance against its peers; (b) fees, includ-
ing advisory, administration, if applicable, and other amounts paid to
BlackRock and its affiliates by the Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c)
Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s investment objective, policies and restric-
tions; (e) the Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-
investment management services provided by BlackRock and its affili-
ates; (g) BlackRock’s and other service providers’ internal controls;
(h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; and
(k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2009 meeting, the Board requested and received materials specifically relating to the Agreements.
The Board is engaged in an ongoing process with BlackRock to continu-
ously review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the
April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-
out benefits to BlackRock and its affiliates and significant shareholders;
(c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a summary of aggre-
gate amounts paid by the Fund to BlackRock; (f) sales and redemption data regarding the Fund’s shares; and (g) an internal comparison of management fees classified by Lipper, if applicable.

At an in-person meeting held on April 16, 2009, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 16, 2009 meeting, the
Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 21 – 22, 2009 Board meeting.

At an in-person meeting held on May 21 – 22, 2009, the Board Members of the Trust present at the meeting, including the Independent Board
Members present at the meeting, unanimously approved the continua-
tion of the Advisory Agreement between the Manager and the Trust with respect to the Fund and the Sub-Advisory Agreement between the

BLACKROCK SUMMIT CASH RESERVES FUND OCTOBER 31, 2009 15

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Manager and the Sub-Advisor with respect to the Fund, each for a one-year term ending June 30, 2010. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by
BlackRock; (b) the investment performance of the Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from their relationship with the Fund; (d) economies of scale; and
(e) other factors.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valua-
tion and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the
Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board
Member may have attributed different weights to the various
items considered.

A. Nature, Extent and Quality of the Services: The Board, including the
Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the
Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities,
BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund. BlackRock and its affiliates and significant shareholders pro-
vide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the
Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory serv-
ices, BlackRock and its affiliates provide the Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing
Board meetings and preparing the materials for such Board meetings;
(v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board,
including the Independent Board Members, also reviewed and consid-
ered the performance history of the Fund. In preparation for the April 16,
2009 meeting, the Board was provided with reports, independently pre-
pared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed vari-
ous factors that affect Lipper’s rankings. In connection with its review, the
Board received and reviewed information regarding the investment per-
formance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable
Lipper category. The Board was provided with a description of the meth-
odology used by Lipper to select peer funds. The Board regularly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that the Fund’s performance was below the median of its Lipper Performance Universe for the three- and five-year periods reported. The Board and BlackRock reviewed the reasons for the Fund’s underperformance during these periods compared with its Peers. The
Board was informed that, among other things, the Fund underperformed the median of its Lipper Performance Universe by 0.19% and 0.17% for
the three- and five-year periods reported, respectively. The Board also noted that the Fund’s performance for the one-year period reported was above the Lipper Performance Universe median.

16 BLACKROCK SUMMIT CASH RESERVES FUND OCTOBER 31, 2009

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Board and BlackRock discussed BlackRock’s commitment to provid-
ing the resources necessary to assist the portfolio managers and to improve the Fund’s performance.

C. Consideration of the Advisory Fees and the Cost of the Services and
Profits to be Realized by BlackRock and its Affiliates from their
Relationship with the Fund: The Board, including the Independent Board
Members, reviewed the Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund’s total expenses, as well as actual management fees, to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar invest-
ment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed
BlackRock’s profitability with respect to the Fund and other funds the
Board currently oversees for the year ended December 31, 2008 com-
pared to available aggregate profitability data provided for the year ended December 31, 2007. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and method-
ology of allocating expenses in the profitability analysis, noting the inher-
ent limitations in allocating costs among various advisory products. The
Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board noted that, in general, individual fund or product line prof-
itability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for lead-
ing investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated
that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated pub-
licly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relat-
ing to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the manage-
ment of the Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that, although the Fund’s contractual advisory fees were above the median of its Peers, its actual total expenses were within
5% of the median amount.

D. Economies of Scale: The Board, including the Independent Board
Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund.
The Board considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the over-
all size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also consid-
ered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

E. Other Factors: The Board also took into account other ancillary or
“fall-out” benefits that BlackRock or its affiliates and significant share-
holders may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of
BlackRock’s affiliates and significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

BLACKROCK SUMMIT CASH RESERVES FUND OCTOBER 31, 2009 17

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

Conclusion

The Board Members of the Trust present at the meeting, including the
Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the
Manager and the Trust with respect to the Fund for a one-year term ending June 30, 2010 and the Sub-Advisory Agreement between the
Manager and Sub-Advisor with respect to the Fund for a one-year term ending June 30, 2010. Based upon their evaluation of all these factors in their totality, the Board Members of the Trust present at the meeting, including the Independent Board Members present at the meeting, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The
Independent Board Members were also assisted by the advice of inde-
pendent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discus-
sions between such Board Members (and predecessor Board Members)
and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’
conclusions may be based in part on their consideration of these arrangements in prior years.

18 BLACKROCK SUMMIT CASH RESERVES FUND OCTOBER 31, 2009

Officers and Trustees

Ronald W. Forbes, Co-Chair of the Board and Trustee
Rodney D. Johnson, Co-Chair of the Board and Trustee
David O. Beim, Trustee
Richard S. Davis, Fund President and Trustee
Henry Gabbay, Trustee
Dr. Matina Horner, Trustee
Herbert I. London, Trustee and Member of the Audit Committee
Cynthia A. Montgomery, Trustee
Joseph P. Platt, Jr., Trustee
Robert C. Robb, Jr., Trustee
Toby Rosenblatt, Trustee
Kenneth L. Urish, Chair of the Audit Committee and Trustee
Frederick W. Winter, Trustee and Member of the Audit Committee
Anne F. Ackerley, Chief Executive Officer
Richard Hoerner, Vice President
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Brian Schmidt, Vice President
Christopher Stavrakos, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Institutional Management Corporation
Wilmington, DE 19809

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Effective July 31, 2009, Donald C. Burke, Chief Executive Officer of the Trust, retired. The Trust’s Board wishes Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became Chief Executive Officer of the Trust, and Jeffrey Holland and Brian Schmidt
became Vice Presidents of the Trust.

Effective September 17, 2009, Richard Hoerner, Brendan Kyne, Simon Mendelson and Christopher Stavrakos became
Vice Presidents of the Trust.

BLACKROCK SUMMIT CASH RESERVES FUND OCTOBER 31, 2009 19

Additional Information
Section 19 (a) Notices
These reported amounts and sources of distributions are estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. The Fund will provide a Form 1099-DIV each calendar year that will explain the character of these dividends and distributions for federal income tax purposes.
		Total Cumulative Distributions				% Breakdown of the Total
		for Fiscal Year			Cumulative Distributions for the Fiscal Year
	Net	Net		Total Per	Net	Net		Total Per
	Investment	Realized	Return of	Common	Investment	Realized	Return of	Common
	Income	Capital Gains	Capital	Share	Income	Capital Gains	Capital	Share
Investor A	$0.000222	—	—	$0.000222	100%	0%	0%	100%
Investor B	$0.000186	—	—	$0.000186	100%	0%	0%	100%

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are avail-
able on the Fund’s website or shareholders can sign up for e-mail notifi-
cations of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website directly at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and elimi-
nate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (“SEC’s”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended
June 30 is available (1) at www.blackrock.com or by calling (800) 441-
7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference
Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling (202) 551-8090. The
Fund’s N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

20 BLACKROCK SUMMIT CASH RESERVES FUND OCTOBER 31, 2009

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at
www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK SUMMIT CASH RESERVES FUND OCTOBER 31, 2009 21

A World-Class Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.
Equity Funds
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock International Fund	Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Diversification Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Value Equity Portfolio
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Growth Fund
Fixed Income Funds
BlackRock Bond Portfolio	BlackRock Income Builder Portfolio†	BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Strategic Income Portfolio
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Fund
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock World Income Fund
BlackRock Income Portfolio†	BlackRock Low Duration Bond Portfolio
Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund
Target Risk & Target Date Funds
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.
BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.
22	BLACKROCK SUMMIT CASH RESERVES FUND	OCTOBER 31, 2009

This report is not authorized for use as an offer of sale or a solic-
itation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at
$1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance. Total return information assumes reinvestment of all distributions.
Current performance may be higher or lower than the perform-
ance data quoted. For current month-end performance infor-
mation, call (800) 441-7762. The Fund’s current seven-day
yields more closely reflect the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Date: December 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Date: December 21, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Date: December 21, 2009